Income Taxes - Deferred Income Tax Assets and Liabilities (Detail) - CAD CAD in Millions	Dec. 31, 2014	Dec. 31, 2013
Deferred income tax assets
Restructuring liability	CAD 7	CAD 16
Amount related to tax losses carried forward	28	96
Liabilities carrying value in excess of tax basis	214	66
Future environmental remediation costs	32	31
Tax credits carried forward including minimum tax	20	72
Other	69	46
Total deferred income tax assets	370	327
Deferred income tax liabilities
Properties carrying value in excess of tax basis	3,052	2,847
Other long-term assets carrying value in excess of tax basis		9
Other	35	30
Total deferred income tax liabilities	3,087	2,886
Total net deferred income tax liabilities	2,717	2,559
Total net deferred income tax liabilities	2,717	2,559
Current deferred income tax assets	56	344
Long-term deferred income tax liabilities	CAD 2,773	CAD 2,903